Investment in an Affiliate (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Net income	$ (349,872)	$ 0	$ 0
Ocean Rig
Balance Sheet
Current assets	1,252,169
Non-current assets	6,782,118
Current liabilities	400,207
Non-current liabilities	4,343,991
Income Statement
Revenues	1,748,200
Net income	$ 95,339